Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES VIII
Central Index Key	dei_EntityCentralIndexKey	0000729218
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 13, 2012
Prospectus Date	rr_ProspectusDate	Dec. 30, 2011
A T B C | Fidelity Advisor Global Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fas729218_SupplementTextBlock
Supplement to the
Fidelity Advisor® Global Capital Appreciation Fund
Class A, Class T, Class B, and Class C
December 30, 2011
Prospectus
The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
	Class A	Class T	Class B	Class C
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.55%	0.59%	0.61%	0.57%
Acquired fund fees and expenses	0.06%	0.06%	0.06%	0.06%
Total annual operating expenses	1.57%	1.86%	2.38%	2.34%
Fee waiver and/or expense reimbursementB	0.06%	0.10%	0.12%	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursementA	1.51%	1.76%	2.26%	2.26%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:
Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
1.45%	4/1/11	1.70%	4/1/11	2.20%	4/1/11	2.20%	4/1/11
These arrangements will remain in effect through December 31, 2012.
The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 4.
	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$720	$720	$523	$523	$729	$229	$329	$229
3 years	$1,037	$1,037	$905	$905	$1,031	$731	$723	$723
5 years	$1,376	$1,376	$1,312	$1,312	$1,460	$1,260	$1,243	$1,243
10 years	$2,330	$2,330	$2,446	$2,446	$2,411	$2,411	$2,670	$2,670

Inst | Fidelity Advisor Global Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fas729218_SupplementTextBlock
Supplement to the
Fidelity Advisor® Global Capital Appreciation Fund
Institutional Class
December 30, 2011
Prospectus
The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.47%
Acquired fund fees and expenses	0.06%
Total annual fund operating expensesA	1.24%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 3.
1 year	$ 126
3 years	$ 393
5 years	$ 681
10 years	$ 1,500